Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Acquisitions
Revenue	$ 737,588	$ 710,816	$ 657,947
Net income	$ 163,401	$ 139,239	$ 100,216
Earnings per share
Basic (in dollars per share)	$ 1.9	$ 1.63	$ 1.18
Diluted (in dollars per share)	$ 1.87	$ 1.59	$ 1.15